Fair value measurement (Details Textual)		3 Months Ended	12 Months Ended
	Oct. 14, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) payment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Oct. 31, 2015 USD ($)	Oct. 01, 2013 USD ($) payment	Mar. 31, 2011 USD ($)
Fair Value Measurement (Textual) [Abstract]
Length of time hedged in foreign currency contracts			3 years
Payment of contingent consideration obligation			$ 253,000,000	$ 92,000,000	$ 0
Aggregate fair value of long-term debt, including current portion			33,100,000,000	33,600,000,000
Carrying value of long-term debt, including current portion			31,429,000,000	30,588,000,000
Dezima [Member]
Fair Value Measurement (Textual) [Abstract]
Maximum additional consideration due contingent on certain milestones	$ 1,250,000,000.00					$ 1,250,000,000.00
Estimated fair values of contingent consideration obligations	$ 110,000,000
Biovex [Member]
Fair Value Measurement (Textual) [Abstract]
Maximum additional consideration due contingent on certain milestones								$ 575,000,000
Biovex [Member] | Due to filing of BLA in the US [Member]
Fair Value Measurement (Textual) [Abstract]
Payment of contingent consideration obligation				$ 125,000,000
Biovex [Member] | Upon first commercial sale in the US [Member]
Fair Value Measurement (Textual) [Abstract]
Payment of contingent consideration obligation			125,000,000
Biovex [Member] | Upon achievement of certain sales thresholds within specified periods of time [Member]
Fair Value Measurement (Textual) [Abstract]
Additional contingent consideration upon achievement of milestones			$ 325,000,000
Onyx [Member]
Fair Value Measurement (Textual) [Abstract]
Payment of contingent consideration obligation		$ 225,000,000
Additional contingent consideration upon achievement of milestones							$ 150,000,000
Number of milestone payments | payment			1				2
Other government-related and corporate debt securities [Member]
Fair Value Measurement (Textual) [Abstract]
Investment maturity period			5 years